UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2009

1.811345.105

AMI-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,441,888	$ 26,714,250
Fidelity Consumer Discretionary Central Fund (b)	404,618	39,769,880
Fidelity Consumer Staples Central Fund (b)	322,746	38,161,442
Fidelity Emerging Markets Equity Central Fund (b)	106,311	19,660,145
Fidelity Energy Central Fund (b)	409,939	42,695,186
Fidelity Financials Central Fund (b)	1,004,708	57,539,613
Fidelity Health Care Central Fund (b)	466,682	50,088,981
Fidelity Industrials Central Fund (b)	392,235	42,898,726
Fidelity Information Technology Central Fund (b)	551,972	75,829,857
Fidelity International Equity Central Fund (b)	1,879,634	124,976,854
Fidelity Materials Central Fund (b)	110,380	15,081,209
Fidelity Telecom Services Central Fund (b)	106,071	11,370,831
Fidelity Utilities Central Fund (b)	159,813	14,803,468
TOTAL EQUITY CENTRAL FUNDS (Cost $565,856,083)		559,590,442
Fixed-Income Central Funds - 59.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	313,664	29,249,183
Fidelity High Income Central Fund 1 (b)	1,068,382	97,692,833
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,942,016
Investment Grade Fixed-Income Funds - 54.3%
Fidelity Tactical Income Central Fund (b)	14,632,512	1,391,551,893
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,526,425,960)		1,518,493,909
Money Market Central Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	44,340,443	$ 44,340,443
Fidelity Money Market Central Fund, 0.44% (a)	440,550,134	440,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $484,890,577)	484,890,577
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,577,172,620)	2,562,974,928
NET OTHER ASSETS - 0.0%	439,735
NET ASSETS - 100%	$ 2,563,414,663
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,449
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	151,788
Fidelity Consumer Staples Central Fund	196,585
Fidelity Emerging Markets Equity Central Fund	30,793
Fidelity Energy Central Fund	93,315
Fidelity Financials Central Fund	129,367
Fidelity Floating Rate Central Fund	267,463
Fidelity Health Care Central Fund	64,462
Fidelity High Income Central Fund 1	1,892,615
Fidelity Industrials Central Fund	154,968
Fidelity Information Technology Central Fund	60,202
Fidelity International Equity Central Fund	428,722
Fidelity Materials Central Fund	85,573
Fidelity Money Market Central Fund	612,603
Fidelity Tactical Income Central Fund	13,626,518
Fidelity Telecom Services Central Fund	66,796
Fidelity Utilities Central Fund	135,289
Total	$ 18,027,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 25,220,393	$ 42,086	$ 26,714,251	16.4%
Fidelity Consumer Discretionary Central Fund	44,675,351	2,137,620	9,254,301	39,769,880	8.9%
Fidelity Consumer Staples Central Fund	45,057,822	2,160,218	10,222,789	38,161,442	8.8%
Fidelity Emerging Markets Equity Central Fund	-	18,697,339	-	19,660,145	5.6%
Fidelity Energy Central Fund	54,207,979	2,343,095	15,208,152	42,695,186	8.7%
Fidelity Financials Central Fund	73,751,990	3,192,982	17,873,114	57,539,613	8.8%
Fidelity Floating Rate Central Fund	26,813,071	1,700,247	-	29,249,183	1.0%
Fidelity Health Care Central Fund	61,659,926	2,499,159	16,634,155	50,088,981	8.8%
Fidelity High Income Central Fund 1	92,773,272	1,892,615	93,908	97,692,833	18.2%
Fidelity Industrials Central Fund	52,695,777	2,270,606	14,613,417	42,898,726	8.8%
Fidelity Information Technology Central Fund	89,102,247	3,712,799	24,017,232	75,829,857	8.8%
Fidelity International Equity Central Fund	26,661,977	93,515,367	210,491	124,976,854	7.7%
Fidelity Materials Central Fund	20,193,264	829,466	6,817,583	15,081,209	8.9%
Fidelity Tactical Income Central Fund	1,291,110,352	99,990,949	5,979,910	1,391,551,893	31.1%
Fidelity Telecom Services Central Fund	15,219,399	606,863	5,146,156	11,370,831	8.9%
Fidelity Utilities Central Fund	16,532,066	870,091	3,226,518	14,803,468	8.9%
Total	$ 1,910,454,493	$ 261,639,809	$ 129,339,812	$ 2,078,084,352
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,577,172,620. Net unrealized depreciation aggregated $14,197,692, of which $65,055,870 related to appreciated investment securities and $79,253,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.104

AAM20-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,441,888	$ 26,714,250
Fidelity Consumer Discretionary Central Fund (b)	404,618	39,769,880
Fidelity Consumer Staples Central Fund (b)	322,746	38,161,442
Fidelity Emerging Markets Equity Central Fund (b)	106,311	19,660,145
Fidelity Energy Central Fund (b)	409,939	42,695,186
Fidelity Financials Central Fund (b)	1,004,708	57,539,613
Fidelity Health Care Central Fund (b)	466,682	50,088,981
Fidelity Industrials Central Fund (b)	392,235	42,898,726
Fidelity Information Technology Central Fund (b)	551,972	75,829,857
Fidelity International Equity Central Fund (b)	1,879,634	124,976,854
Fidelity Materials Central Fund (b)	110,380	15,081,209
Fidelity Telecom Services Central Fund (b)	106,071	11,370,831
Fidelity Utilities Central Fund (b)	159,813	14,803,468
TOTAL EQUITY CENTRAL FUNDS (Cost $565,856,083)		559,590,442
Fixed-Income Central Funds - 59.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	313,664	29,249,183
Fidelity High Income Central Fund 1 (b)	1,068,382	97,692,833
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,942,016
Investment Grade Fixed-Income Funds - 54.3%
Fidelity Tactical Income Central Fund (b)	14,632,512	1,391,551,893
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,526,425,960)		1,518,493,909
Money Market Central Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	44,340,443	$ 44,340,443
Fidelity Money Market Central Fund, 0.44% (a)	440,550,134	440,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $484,890,577)	484,890,577
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,577,172,620)	2,562,974,928
NET OTHER ASSETS - 0.0%	439,735
NET ASSETS - 100%	$ 2,563,414,663
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,449
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	151,788
Fidelity Consumer Staples Central Fund	196,585
Fidelity Emerging Markets Equity Central Fund	30,793
Fidelity Energy Central Fund	93,315
Fidelity Financials Central Fund	129,367
Fidelity Floating Rate Central Fund	267,463
Fidelity Health Care Central Fund	64,462
Fidelity High Income Central Fund 1	1,892,615
Fidelity Industrials Central Fund	154,968
Fidelity Information Technology Central Fund	60,202
Fidelity International Equity Central Fund	428,722
Fidelity Materials Central Fund	85,573
Fidelity Money Market Central Fund	612,603
Fidelity Tactical Income Central Fund	13,626,518
Fidelity Telecom Services Central Fund	66,796
Fidelity Utilities Central Fund	135,289
Total	$ 18,027,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 25,220,393	$ 42,086	$ 26,714,251	16.4%
Fidelity Consumer Discretionary Central Fund	44,675,351	2,137,620	9,254,301	39,769,880	8.9%
Fidelity Consumer Staples Central Fund	45,057,822	2,160,218	10,222,789	38,161,442	8.8%
Fidelity Emerging Markets Equity Central Fund	-	18,697,339	-	19,660,145	5.6%
Fidelity Energy Central Fund	54,207,979	2,343,095	15,208,152	42,695,186	8.7%
Fidelity Financials Central Fund	73,751,990	3,192,982	17,873,114	57,539,613	8.8%
Fidelity Floating Rate Central Fund	26,813,071	1,700,247	-	29,249,183	1.0%
Fidelity Health Care Central Fund	61,659,926	2,499,159	16,634,155	50,088,981	8.8%
Fidelity High Income Central Fund 1	92,773,272	1,892,615	93,908	97,692,833	18.2%
Fidelity Industrials Central Fund	52,695,777	2,270,606	14,613,417	42,898,726	8.8%
Fidelity Information Technology Central Fund	89,102,247	3,712,799	24,017,232	75,829,857	8.8%
Fidelity International Equity Central Fund	26,661,977	93,515,367	210,491	124,976,854	7.7%
Fidelity Materials Central Fund	20,193,264	829,466	6,817,583	15,081,209	8.9%
Fidelity Tactical Income Central Fund	1,291,110,352	99,990,949	5,979,910	1,391,551,893	31.1%
Fidelity Telecom Services Central Fund	15,219,399	606,863	5,146,156	11,370,831	8.9%
Fidelity Utilities Central Fund	16,532,066	870,091	3,226,518	14,803,468	8.9%
Total	$ 1,910,454,493	$ 261,639,809	$ 129,339,812	$ 2,078,084,352
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,577,172,620. Net unrealized depreciation aggregated $14,197,692, of which $65,055,870 related to appreciated investment securities and $79,253,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2009

1.849900.102

TAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	79,408	$ 868,720
Fidelity Consumer Discretionary Central Fund (b)	19,187	1,885,922
Fidelity Consumer Staples Central Fund (b)	15,593	1,843,749
Fidelity Emerging Markets Equity Central Fund (b)	6,143	1,136,011
Fidelity Energy Central Fund (b)	20,931	2,179,996
Fidelity Financials Central Fund (b)	49,918	2,858,808
Fidelity Health Care Central Fund (b)	21,646	2,323,258
Fidelity Industrials Central Fund (b)	18,327	2,004,455
Fidelity Information Technology Central Fund (b)	26,235	3,604,162
Fidelity International Equity Central Fund (b)	94,122	6,258,141
Fidelity Materials Central Fund (b)	5,247	716,869
Fidelity Telecom Services Central Fund (b)	4,864	521,387
Fidelity Utilities Central Fund (b)	7,415	686,858
TOTAL EQUITY CENTRAL FUNDS (Cost $26,751,538)		26,888,336
Fixed-Income Central Funds - 56.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	10,920	1,018,316
Fidelity High Income Central Fund 1 (b)	35,703	3,264,679
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,282,995
Investment Grade Fixed-Income Funds - 51.8%
Fidelity Tactical Income Central Fund (b)	474,614	45,135,760
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $47,910,724)		49,418,755
Money Market Central Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	5,579,169	$ 5,579,169
Fidelity Money Market Central Fund, 0.44% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $10,479,169)		10,479,169
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $85,141,431)	86,786,260
NET OTHER ASSETS - 0.4%	316,303
NET ASSETS - 100%	$ 87,102,563
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,417
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	7,135
Fidelity Consumer Staples Central Fund	9,127
Fidelity Emerging Markets Equity Central Fund	1,684
Fidelity Energy Central Fund	4,760
Fidelity Financials Central Fund	6,315
Fidelity Floating Rate Central Fund	9,032
Fidelity Health Care Central Fund	2,930
Fidelity High Income Central Fund 1	59,321
Fidelity Industrials Central Fund	7,163
Fidelity Information Technology Central Fund	2,860
Fidelity International Equity Central Fund	19,995
Fidelity Materials Central Fund	3,915
Fidelity Money Market Central Fund	6,850
Fidelity Tactical Income Central Fund	421,345
Fidelity Telecom Services Central Fund	3,090
Fidelity Utilities Central Fund	6,307
Total	$ 574,643
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 820,632	$ -	$ 868,720	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	252,950	617,988	1,885,922	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	282,483	613,437	1,843,749	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,081,741	-	1,136,011	0.3%
Fidelity Energy Central Fund	2,396,832	521,919	806,626	2,179,996	0.4%
Fidelity Financials Central Fund	3,391,587	512,764	969,471	2,858,808	0.4%
Fidelity Floating Rate Central Fund	855,694	135,858	-	1,018,316	0.0%
Fidelity Health Care Central Fund	2,790,440	255,815	838,666	2,323,258	0.4%
Fidelity High Income Central Fund 1	2,726,495	438,071	-	3,264,679	0.6%
Fidelity Industrials Central Fund	2,346,736	237,531	695,870	2,004,455	0.4%
Fidelity Information Technology Central Fund	3,965,785	455,771	1,144,277	3,604,162	0.4%
Fidelity International Equity Central Fund	713,202	5,316,779	127	6,258,141	0.4%
Fidelity Materials Central Fund	822,400	93,678	242,555	716,869	0.4%
Fidelity Tactical Income Central Fund	37,975,333	7,169,441	184,055	45,135,760	1.0%
Fidelity Telecom Services Central Fund	608,687	51,928	172,036	521,387	0.4%
Fidelity Utilities Central Fund	808,087	82,342	231,276	686,858	0.4%
Total	$ 63,678,345	$ 17,709,703	$ 6,516,384	$ 76,307,091
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $85,141,431. Net unrealized appreciation aggregated $1,644,829, of which $3,301,873 related to appreciated investment securities and $1,657,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.8449939.102

ATAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 30.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	79,408	$ 868,720
Fidelity Consumer Discretionary Central Fund (b)	19,187	1,885,922
Fidelity Consumer Staples Central Fund (b)	15,593	1,843,749
Fidelity Emerging Markets Equity Central Fund (b)	6,143	1,136,011
Fidelity Energy Central Fund (b)	20,931	2,179,996
Fidelity Financials Central Fund (b)	49,918	2,858,808
Fidelity Health Care Central Fund (b)	21,646	2,323,258
Fidelity Industrials Central Fund (b)	18,327	2,004,455
Fidelity Information Technology Central Fund (b)	26,235	3,604,162
Fidelity International Equity Central Fund (b)	94,122	6,258,141
Fidelity Materials Central Fund (b)	5,247	716,869
Fidelity Telecom Services Central Fund (b)	4,864	521,387
Fidelity Utilities Central Fund (b)	7,415	686,858
TOTAL EQUITY CENTRAL FUNDS (Cost $26,751,538)		26,888,336
Fixed-Income Central Funds - 56.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	10,920	1,018,316
Fidelity High Income Central Fund 1 (b)	35,703	3,264,679
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,282,995
Investment Grade Fixed-Income Funds - 51.8%
Fidelity Tactical Income Central Fund (b)	474,614	45,135,760
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $47,910,724)		49,418,755
Money Market Central Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	5,579,169	$ 5,579,169
Fidelity Money Market Central Fund, 0.44% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $10,479,169)		10,479,169
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $85,141,431)	86,786,260
NET OTHER ASSETS - 0.4%	316,303
NET ASSETS - 100%	$ 87,102,563
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,417
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	7,135
Fidelity Consumer Staples Central Fund	9,127
Fidelity Emerging Markets Equity Central Fund	1,684
Fidelity Energy Central Fund	4,760
Fidelity Financials Central Fund	6,315
Fidelity Floating Rate Central Fund	9,032
Fidelity Health Care Central Fund	2,930
Fidelity High Income Central Fund 1	59,321
Fidelity Industrials Central Fund	7,163
Fidelity Information Technology Central Fund	2,860
Fidelity International Equity Central Fund	19,995
Fidelity Materials Central Fund	3,915
Fidelity Money Market Central Fund	6,850
Fidelity Tactical Income Central Fund	421,345
Fidelity Telecom Services Central Fund	3,090
Fidelity Utilities Central Fund	6,307
Total	$ 574,643
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 820,632	$ -	$ 868,720	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	252,950	617,988	1,885,922	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	282,483	613,437	1,843,749	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,081,741	-	1,136,011	0.3%
Fidelity Energy Central Fund	2,396,832	521,919	806,626	2,179,996	0.4%
Fidelity Financials Central Fund	3,391,587	512,764	969,471	2,858,808	0.4%
Fidelity Floating Rate Central Fund	855,694	135,858	-	1,018,316	0.0%
Fidelity Health Care Central Fund	2,790,440	255,815	838,666	2,323,258	0.4%
Fidelity High Income Central Fund 1	2,726,495	438,071	-	3,264,679	0.6%
Fidelity Industrials Central Fund	2,346,736	237,531	695,870	2,004,455	0.4%
Fidelity Information Technology Central Fund	3,965,785	455,771	1,144,277	3,604,162	0.4%
Fidelity International Equity Central Fund	713,202	5,316,779	127	6,258,141	0.4%
Fidelity Materials Central Fund	822,400	93,678	242,555	716,869	0.4%
Fidelity Tactical Income Central Fund	37,975,333	7,169,441	184,055	45,135,760	1.0%
Fidelity Telecom Services Central Fund	608,687	51,928	172,036	521,387	0.4%
Fidelity Utilities Central Fund	808,087	82,342	231,276	686,858	0.4%
Total	$ 63,678,345	$ 17,709,703	$ 6,516,384	$ 76,307,091
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $85,141,431. Net unrealized appreciation aggregated $1,644,829, of which $3,301,873 related to appreciated investment securities and $1,657,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2009

1.849910.102

FAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	51,257	$ 560,756
Fidelity Consumer Discretionary Central Fund (b)	16,293	1,601,463
Fidelity Consumer Staples Central Fund (b)	13,573	1,604,828
Fidelity Emerging Markets Equity Central Fund (b)	5,864	1,084,349
Fidelity Energy Central Fund (b)	17,417	1,813,938
Fidelity Financials Central Fund (b)	42,352	2,425,494
Fidelity Health Care Central Fund (b)	18,906	2,029,217
Fidelity Industrials Central Fund (b)	15,994	1,749,308
Fidelity Information Technology Central Fund (b)	22,981	3,157,185
Fidelity International Equity Central Fund (b)	81,744	5,435,184
Fidelity Materials Central Fund (b)	4,633	633,056
Fidelity Telecom Services Central Fund (b)	4,294	460,307
Fidelity Utilities Central Fund (b)	6,454	597,855
TOTAL EQUITY CENTRAL FUNDS (Cost $23,086,049)		23,152,940
Fixed-Income Central Funds - 50.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	7,131	664,954
Fidelity High Income Central Fund 1 (b)	23,149	2,116,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,781,708
Investment Grade Fixed-Income Funds - 45.0%
Fidelity Tactical Income Central Fund (b)	266,240	25,319,409
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $27,239,052)		28,101,117
Money Market Central Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	2,926,004	$ 2,926,004
Fidelity Money Market Central Fund, 0.44% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $4,826,004)		4,826,004
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $55,151,105)	56,080,061
NET OTHER ASSETS - 0.2%	132,483
NET ASSETS - 100%	$ 56,212,544
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,241
Fidelity Commodity Strategy Central Fund	246
Fidelity Consumer Discretionary Central Fund	5,872
Fidelity Consumer Staples Central Fund	7,457
Fidelity Emerging Markets Equity Central Fund	1,584
Fidelity Energy Central Fund	3,960
Fidelity Financials Central Fund	5,256
Fidelity Floating Rate Central Fund	5,761
Fidelity Health Care Central Fund	2,399
Fidelity High Income Central Fund 1	37,509
Fidelity Industrials Central Fund	5,896
Fidelity Information Technology Central Fund	2,376
Fidelity International Equity Central Fund	17,042
Fidelity Materials Central Fund	3,189
Fidelity Money Market Central Fund	2,656
Fidelity Tactical Income Central Fund	232,737
Fidelity Telecom Services Central Fund	2,504
Fidelity Utilities Central Fund	5,290
Total	$ 342,975
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 529,578	$ -	$ 560,755	0.3%
Fidelity Consumer Discretionary Central Fund	1,624,457	215,179	324,720	1,601,463	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	281,622	327,503	1,604,828	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	715,683	138,611	1,084,349	0.3%
Fidelity Energy Central Fund	1,817,976	386,906	463,831	1,813,938	0.4%
Fidelity Financials Central Fund	2,548,251	423,903	497,789	2,425,494	0.4%
Fidelity Floating Rate Central Fund	543,882	103,977	-	664,954	0.0%
Fidelity Health Care Central Fund	2,107,215	273,316	454,117	2,029,217	0.4%
Fidelity High Income Central Fund 1	1,698,998	354,610	-	2,116,754	0.4%
Fidelity Industrials Central Fund	1,766,313	250,341	370,154	1,749,308	0.4%
Fidelity Information Technology Central Fund	2,988,886	483,042	612,593	3,157,185	0.4%
Fidelity International Equity Central Fund	1,791,219	3,474,224	474	5,435,184	0.3%
Fidelity Materials Central Fund	624,751	102,539	133,972	633,056	0.4%
Fidelity Tactical Income Central Fund	20,638,811	5,004,913	417,703	25,319,409	0.6%
Fidelity Telecom Services Central Fund	458,806	61,681	88,887	460,307	0.4%
Fidelity Utilities Central Fund	616,276	84,487	127,929	597,855	0.4%
Total	$ 41,278,643	$ 12,746,001	$ 3,958,283	$ 51,254,056
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $55,151,105. Net unrealized appreciation aggregated $928,956, of which $2,749,200 related to appreciated investment securities and $1,820,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.102

AFAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	51,257	$ 560,756
Fidelity Consumer Discretionary Central Fund (b)	16,293	1,601,463
Fidelity Consumer Staples Central Fund (b)	13,573	1,604,828
Fidelity Emerging Markets Equity Central Fund (b)	5,864	1,084,349
Fidelity Energy Central Fund (b)	17,417	1,813,938
Fidelity Financials Central Fund (b)	42,352	2,425,494
Fidelity Health Care Central Fund (b)	18,906	2,029,217
Fidelity Industrials Central Fund (b)	15,994	1,749,308
Fidelity Information Technology Central Fund (b)	22,981	3,157,185
Fidelity International Equity Central Fund (b)	81,744	5,435,184
Fidelity Materials Central Fund (b)	4,633	633,056
Fidelity Telecom Services Central Fund (b)	4,294	460,307
Fidelity Utilities Central Fund (b)	6,454	597,855
TOTAL EQUITY CENTRAL FUNDS (Cost $23,086,049)		23,152,940
Fixed-Income Central Funds - 50.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	7,131	664,954
Fidelity High Income Central Fund 1 (b)	23,149	2,116,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,781,708
Investment Grade Fixed-Income Funds - 45.0%
Fidelity Tactical Income Central Fund (b)	266,240	25,319,409
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $27,239,052)		28,101,117
Money Market Central Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	2,926,004	$ 2,926,004
Fidelity Money Market Central Fund, 0.44% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $4,826,004)		4,826,004
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $55,151,105)	56,080,061
NET OTHER ASSETS - 0.2%	132,483
NET ASSETS - 100%	$ 56,212,544
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,241
Fidelity Commodity Strategy Central Fund	246
Fidelity Consumer Discretionary Central Fund	5,872
Fidelity Consumer Staples Central Fund	7,457
Fidelity Emerging Markets Equity Central Fund	1,584
Fidelity Energy Central Fund	3,960
Fidelity Financials Central Fund	5,256
Fidelity Floating Rate Central Fund	5,761
Fidelity Health Care Central Fund	2,399
Fidelity High Income Central Fund 1	37,509
Fidelity Industrials Central Fund	5,896
Fidelity Information Technology Central Fund	2,376
Fidelity International Equity Central Fund	17,042
Fidelity Materials Central Fund	3,189
Fidelity Money Market Central Fund	2,656
Fidelity Tactical Income Central Fund	232,737
Fidelity Telecom Services Central Fund	2,504
Fidelity Utilities Central Fund	5,290
Total	$ 342,975
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 529,578	$ -	$ 560,755	0.3%
Fidelity Consumer Discretionary Central Fund	1,624,457	215,179	324,720	1,601,463	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	281,622	327,503	1,604,828	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	715,683	138,611	1,084,349	0.3%
Fidelity Energy Central Fund	1,817,976	386,906	463,831	1,813,938	0.4%
Fidelity Financials Central Fund	2,548,251	423,903	497,789	2,425,494	0.4%
Fidelity Floating Rate Central Fund	543,882	103,977	-	664,954	0.0%
Fidelity Health Care Central Fund	2,107,215	273,316	454,117	2,029,217	0.4%
Fidelity High Income Central Fund 1	1,698,998	354,610	-	2,116,754	0.4%
Fidelity Industrials Central Fund	1,766,313	250,341	370,154	1,749,308	0.4%
Fidelity Information Technology Central Fund	2,988,886	483,042	612,593	3,157,185	0.4%
Fidelity International Equity Central Fund	1,791,219	3,474,224	474	5,435,184	0.3%
Fidelity Materials Central Fund	624,751	102,539	133,972	633,056	0.4%
Fidelity Tactical Income Central Fund	20,638,811	5,004,913	417,703	25,319,409	0.6%
Fidelity Telecom Services Central Fund	458,806	61,681	88,887	460,307	0.4%
Fidelity Utilities Central Fund	616,276	84,487	127,929	597,855	0.4%
Total	$ 41,278,643	$ 12,746,001	$ 3,958,283	$ 51,254,056
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $55,151,105. Net unrealized appreciation aggregated $928,956, of which $2,749,200 related to appreciated investment securities and $1,820,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2009

1.811343.105

FAA-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	6,008,891	$ 65,737,266
Fidelity Consumer Discretionary Central Fund (b)	2,361,556	232,117,340
Fidelity Consumer Staples Central Fund (b)	1,901,869	224,876,989
Fidelity Emerging Markets Equity Central Fund (b)	851,454	157,459,464
Fidelity Energy Central Fund (b)	2,434,850	253,589,670
Fidelity Financials Central Fund (b)	5,949,705	340,739,597
Fidelity Health Care Central Fund (b)	2,759,073	296,131,287
Fidelity Industrials Central Fund (b)	2,313,211	252,995,930
Fidelity Information Technology Central Fund (b)	3,264,116	448,424,265
Fidelity International Equity Central Fund (b)	11,200,937	744,750,329
Fidelity Materials Central Fund (b)	642,310	87,758,862
Fidelity Telecom Services Central Fund (b)	615,322	65,962,542
Fidelity Utilities Central Fund (b)	931,284	86,264,846
TOTAL EQUITY CENTRAL FUNDS (Cost $3,313,009,226)		3,256,808,387
Fixed-Income Central Funds - 44.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	793,855	74,026,993
Fidelity High Income Central Fund 1 (b)	2,655,713	242,838,378
TOTAL HIGH YIELD FIXED-INCOME FUNDS		316,865,371
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Tactical Income Central Fund (b)	25,505,417	2,425,565,128
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,773,178,997)		2,742,430,499
Money Market Central Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	65,269,395	$ 65,269,395
Fidelity Money Market Central Fund, 0.44% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $191,282,837)		191,282,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,471,060)	6,190,521,723
NET OTHER ASSETS - 0.0%	(1,070,576)
NET ASSETS - 100%	$ 6,189,451,147
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,957
Fidelity Commodity Strategy Central Fund	30,030
Fidelity Consumer Discretionary Central Fund	899,701
Fidelity Consumer Staples Central Fund	1,184,022
Fidelity Emerging Markets Equity Central Fund	245,575
Fidelity Energy Central Fund	561,731
Fidelity Financials Central Fund	775,719
Fidelity Floating Rate Central Fund	707,830
Fidelity Health Care Central Fund	388,742
Fidelity High Income Central Fund 1	4,713,654
Fidelity Industrials Central Fund	927,714
Fidelity Information Technology Central Fund	360,623
Fidelity International Equity Central Fund	2,573,141
Fidelity Materials Central Fund	509,368
Fidelity Money Market Central Fund	176,163
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	24,867,413
Fidelity Telecom Services Central Fund	403,548
Fidelity Utilities Central Fund	797,511
Total	$ 40,161,696
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 61,930,030	$ -	$ 65,737,266	40.2%
Fidelity Consumer Discretionary Central Fund	279,022,577	1,275,840	61,350,305	232,117,340	52.0%
Fidelity Consumer Staples Central Fund	280,859,348	1,555,292	64,918,106	224,876,989	52.2%
Fidelity Emerging Markets Equity Central Fund	68,820,196	77,908,159	-	157,459,464	44.8%
Fidelity Energy Central Fund	305,884,194	987,802	63,121,073	253,589,670	51.8%
Fidelity Financials Central Fund	406,649,295	1,361,613	59,786,580	340,739,597	52.0%
Fidelity Floating Rate Central Fund	71,402,355	707,830	-	74,026,993	2.4%
Fidelity Health Care Central Fund	358,614,937	854,070	79,290,968	296,131,287	52.3%
Fidelity High Income Central Fund 1	230,888,991	4,713,654	536,484	242,838,378	45.2%
Fidelity Industrials Central Fund	327,227,002	1,329,583	91,066,814	252,995,930	52.2%
Fidelity Information Technology Central Fund	544,365,539	1,054,057	139,817,875	448,424,265	52.1%
Fidelity International Equity Central Fund	256,653,011	466,207,838	6,460,102	744,750,329	45.8%
Fidelity Materials Central Fund	126,132,911	650,049	44,200,177	87,758,862	51.8%
Fidelity Tactical Income Central Fund	2,437,845,914	26,861,753	52,193,469	2,425,565,128	54.1%
Fidelity Telecom Services Central Fund	95,578,669	507,470	34,099,616	65,962,542	51.8%
Fidelity Utilities Central Fund	95,566,059	936,734	14,023,697	86,264,846	51.8%
Total	$ 5,885,510,998	$ 648,841,774	$ 710,865,266	$ 5,999,238,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $6,277,471,060. Net unrealized depreciation aggregated $86,949,337, of which $329,334,142 related to appreciated investment securities and $416,283,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.104

AAM50-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	6,008,891	$ 65,737,266
Fidelity Consumer Discretionary Central Fund (b)	2,361,556	232,117,340
Fidelity Consumer Staples Central Fund (b)	1,901,869	224,876,989
Fidelity Emerging Markets Equity Central Fund (b)	851,454	157,459,464
Fidelity Energy Central Fund (b)	2,434,850	253,589,670
Fidelity Financials Central Fund (b)	5,949,705	340,739,597
Fidelity Health Care Central Fund (b)	2,759,073	296,131,287
Fidelity Industrials Central Fund (b)	2,313,211	252,995,930
Fidelity Information Technology Central Fund (b)	3,264,116	448,424,265
Fidelity International Equity Central Fund (b)	11,200,937	744,750,329
Fidelity Materials Central Fund (b)	642,310	87,758,862
Fidelity Telecom Services Central Fund (b)	615,322	65,962,542
Fidelity Utilities Central Fund (b)	931,284	86,264,846
TOTAL EQUITY CENTRAL FUNDS (Cost $3,313,009,226)		3,256,808,387
Fixed-Income Central Funds - 44.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	793,855	74,026,993
Fidelity High Income Central Fund 1 (b)	2,655,713	242,838,378
TOTAL HIGH YIELD FIXED-INCOME FUNDS		316,865,371
Investment Grade Fixed-Income Funds - 39.2%
Fidelity Tactical Income Central Fund (b)	25,505,417	2,425,565,128
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,773,178,997)		2,742,430,499
Money Market Central Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	65,269,395	$ 65,269,395
Fidelity Money Market Central Fund, 0.44% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $191,282,837)		191,282,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,471,060)	6,190,521,723
NET OTHER ASSETS - 0.0%	(1,070,576)
NET ASSETS - 100%	$ 6,189,451,147
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,957
Fidelity Commodity Strategy Central Fund	30,030
Fidelity Consumer Discretionary Central Fund	899,701
Fidelity Consumer Staples Central Fund	1,184,022
Fidelity Emerging Markets Equity Central Fund	245,575
Fidelity Energy Central Fund	561,731
Fidelity Financials Central Fund	775,719
Fidelity Floating Rate Central Fund	707,830
Fidelity Health Care Central Fund	388,742
Fidelity High Income Central Fund 1	4,713,654
Fidelity Industrials Central Fund	927,714
Fidelity Information Technology Central Fund	360,623
Fidelity International Equity Central Fund	2,573,141
Fidelity Materials Central Fund	509,368
Fidelity Money Market Central Fund	176,163
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	24,867,413
Fidelity Telecom Services Central Fund	403,548
Fidelity Utilities Central Fund	797,511
Total	$ 40,161,696
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 61,930,030	$ -	$ 65,737,266	40.2%
Fidelity Consumer Discretionary Central Fund	279,022,577	1,275,840	61,350,305	232,117,340	52.0%
Fidelity Consumer Staples Central Fund	280,859,348	1,555,292	64,918,106	224,876,989	52.2%
Fidelity Emerging Markets Equity Central Fund	68,820,196	77,908,159	-	157,459,464	44.8%
Fidelity Energy Central Fund	305,884,194	987,802	63,121,073	253,589,670	51.8%
Fidelity Financials Central Fund	406,649,295	1,361,613	59,786,580	340,739,597	52.0%
Fidelity Floating Rate Central Fund	71,402,355	707,830	-	74,026,993	2.4%
Fidelity Health Care Central Fund	358,614,937	854,070	79,290,968	296,131,287	52.3%
Fidelity High Income Central Fund 1	230,888,991	4,713,654	536,484	242,838,378	45.2%
Fidelity Industrials Central Fund	327,227,002	1,329,583	91,066,814	252,995,930	52.2%
Fidelity Information Technology Central Fund	544,365,539	1,054,057	139,817,875	448,424,265	52.1%
Fidelity International Equity Central Fund	256,653,011	466,207,838	6,460,102	744,750,329	45.8%
Fidelity Materials Central Fund	126,132,911	650,049	44,200,177	87,758,862	51.8%
Fidelity Tactical Income Central Fund	2,437,845,914	26,861,753	52,193,469	2,425,565,128	54.1%
Fidelity Telecom Services Central Fund	95,578,669	507,470	34,099,616	65,962,542	51.8%
Fidelity Utilities Central Fund	95,566,059	936,734	14,023,697	86,264,846	51.8%
Total	$ 5,885,510,998	$ 648,841,774	$ 710,865,266	$ 5,999,238,886
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $6,277,471,060. Net unrealized depreciation aggregated $86,949,337, of which $329,334,142 related to appreciated investment securities and $416,283,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2009

1.849920.102

SAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	119,128	$ 1,303,263
Fidelity Consumer Discretionary Central Fund (a)	40,302	3,961,317
Fidelity Consumer Staples Central Fund (a)	32,491	3,841,750
Fidelity Emerging Markets Equity Central Fund (a)	15,103	2,793,045
Fidelity Energy Central Fund (a)	43,430	4,523,225
Fidelity Financials Central Fund (a)	103,216	5,911,169
Fidelity Health Care Central Fund (a)	45,648	4,899,453
Fidelity Industrials Central Fund (a)	38,995	4,264,832
Fidelity Information Technology Central Fund (a)	55,413	7,612,691
Fidelity International Equity Central Fund (a)	198,044	13,167,930
Fidelity Materials Central Fund (a)	10,885	1,487,212
Fidelity Telecom Services Central Fund (a)	10,012	1,073,328
Fidelity Utilities Central Fund (a)	15,658	1,450,422
TOTAL EQUITY CENTRAL FUNDS (Cost $54,204,335)		56,289,637
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (a)	11,082	1,033,423
Fidelity High Income Central Fund 1 (a)	37,611	3,439,166
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,472,589
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Tactical Income Central Fund (a)	305,477	29,050,838
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $32,413,027)		33,523,427
Money Market Central Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $2,122,705)	2,122,705	$ 2,122,705
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $88,740,067)	91,935,769
NET OTHER ASSETS - 0.0%	(6,494)
NET ASSETS - 100%	$ 91,929,275
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 866
Fidelity Commodity Strategy Central Fund	383
Fidelity Consumer Discretionary Central Fund	13,895
Fidelity Consumer Staples Central Fund	17,530
Fidelity Emerging Markets Equity Central Fund	3,926
Fidelity Energy Central Fund	9,412
Fidelity Financials Central Fund	12,468
Fidelity Floating Rate Central Fund	8,471
Fidelity Health Care Central Fund	5,639
Fidelity High Income Central Fund 1	57,958
Fidelity Industrials Central Fund	13,965
Fidelity Information Technology Central Fund	5,580
Fidelity International Equity Central Fund	39,907
Fidelity Materials Central Fund	7,379
Fidelity Tactical Income Central Fund	255,654
Fidelity Telecom Services Central Fund	5,675
Fidelity Utilities Central Fund	12,069
Total	$ 470,777
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,250,062	$ -	$ 1,303,263	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	934,251	504,903	3,961,317	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	969,229	499,466	3,841,750	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	1,299,686	-	2,793,045	0.8%
Fidelity Energy Central Fund	3,732,559	1,238,472	624,027	4,523,225	0.9%
Fidelity Financials Central Fund	5,252,184	1,566,809	798,871	5,911,169	0.9%
Fidelity Floating Rate Central Fund	756,173	250,214	-	1,033,423	0.0%
Fidelity Health Care Central Fund	4,322,878	1,068,867	734,588	4,899,453	0.9%
Fidelity High Income Central Fund 1	2,457,724	883,107	-	3,439,166	0.6%
Fidelity Industrials Central Fund	3,629,170	987,849	593,874	4,264,832	0.9%
Fidelity Information Technology Central Fund	6,135,680	1,729,573	948,031	7,612,691	0.9%
Fidelity International Equity Central Fund	5,206,373	7,605,535	2,324	13,167,930	0.8%
Fidelity Materials Central Fund	1,260,092	329,231	194,176	1,487,212	0.9%
Fidelity Tactical Income Central Fund	21,567,412	7,472,589	77,316	29,050,838	0.6%
Fidelity Telecom Services Central Fund	937,166	204,857	134,394	1,073,328	0.8%
Fidelity Utilities Central Fund	1,240,459	331,646	180,129	1,450,422	0.9%
Total	$ 64,418,772	$ 28,121,977	$ 5,292,099	$ 89,813,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $88,740,067. Net unrealized appreciation aggregated $3,195,702, of which $5,972,567 related to appreciated investment securities and $2,776,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.102

ASAN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	119,128	$ 1,303,263
Fidelity Consumer Discretionary Central Fund (a)	40,302	3,961,317
Fidelity Consumer Staples Central Fund (a)	32,491	3,841,750
Fidelity Emerging Markets Equity Central Fund (a)	15,103	2,793,045
Fidelity Energy Central Fund (a)	43,430	4,523,225
Fidelity Financials Central Fund (a)	103,216	5,911,169
Fidelity Health Care Central Fund (a)	45,648	4,899,453
Fidelity Industrials Central Fund (a)	38,995	4,264,832
Fidelity Information Technology Central Fund (a)	55,413	7,612,691
Fidelity International Equity Central Fund (a)	198,044	13,167,930
Fidelity Materials Central Fund (a)	10,885	1,487,212
Fidelity Telecom Services Central Fund (a)	10,012	1,073,328
Fidelity Utilities Central Fund (a)	15,658	1,450,422
TOTAL EQUITY CENTRAL FUNDS (Cost $54,204,335)		56,289,637
Fixed-Income Central Funds - 36.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (a)	11,082	1,033,423
Fidelity High Income Central Fund 1 (a)	37,611	3,439,166
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,472,589
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Tactical Income Central Fund (a)	305,477	29,050,838
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $32,413,027)		33,523,427
Money Market Central Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $2,122,705)	2,122,705	$ 2,122,705
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $88,740,067)	91,935,769
NET OTHER ASSETS - 0.0%	(6,494)
NET ASSETS - 100%	$ 91,929,275
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 866
Fidelity Commodity Strategy Central Fund	383
Fidelity Consumer Discretionary Central Fund	13,895
Fidelity Consumer Staples Central Fund	17,530
Fidelity Emerging Markets Equity Central Fund	3,926
Fidelity Energy Central Fund	9,412
Fidelity Financials Central Fund	12,468
Fidelity Floating Rate Central Fund	8,471
Fidelity Health Care Central Fund	5,639
Fidelity High Income Central Fund 1	57,958
Fidelity Industrials Central Fund	13,965
Fidelity Information Technology Central Fund	5,580
Fidelity International Equity Central Fund	39,907
Fidelity Materials Central Fund	7,379
Fidelity Tactical Income Central Fund	255,654
Fidelity Telecom Services Central Fund	5,675
Fidelity Utilities Central Fund	12,069
Total	$ 470,777
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,250,062	$ -	$ 1,303,263	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	934,251	504,903	3,961,317	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	969,229	499,466	3,841,750	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	1,299,686	-	2,793,045	0.8%
Fidelity Energy Central Fund	3,732,559	1,238,472	624,027	4,523,225	0.9%
Fidelity Financials Central Fund	5,252,184	1,566,809	798,871	5,911,169	0.9%
Fidelity Floating Rate Central Fund	756,173	250,214	-	1,033,423	0.0%
Fidelity Health Care Central Fund	4,322,878	1,068,867	734,588	4,899,453	0.9%
Fidelity High Income Central Fund 1	2,457,724	883,107	-	3,439,166	0.6%
Fidelity Industrials Central Fund	3,629,170	987,849	593,874	4,264,832	0.9%
Fidelity Information Technology Central Fund	6,135,680	1,729,573	948,031	7,612,691	0.9%
Fidelity International Equity Central Fund	5,206,373	7,605,535	2,324	13,167,930	0.8%
Fidelity Materials Central Fund	1,260,092	329,231	194,176	1,487,212	0.9%
Fidelity Tactical Income Central Fund	21,567,412	7,472,589	77,316	29,050,838	0.6%
Fidelity Telecom Services Central Fund	937,166	204,857	134,394	1,073,328	0.8%
Fidelity Utilities Central Fund	1,240,459	331,646	180,129	1,450,422	0.9%
Total	$ 64,418,772	$ 28,121,977	$ 5,292,099	$ 89,813,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $88,740,067. Net unrealized appreciation aggregated $3,195,702, of which $5,972,567 related to appreciated investment securities and $2,776,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2009

1.811339.105

AMG-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,624,249	$ 39,649,285
Fidelity Consumer Discretionary Central Fund (b)	1,315,708	129,320,928
Fidelity Consumer Staples Central Fund (b)	1,048,430	123,966,353
Fidelity Emerging Markets Equity Central Fund (b)	508,166	93,975,121
Fidelity Energy Central Fund (b)	1,338,174	139,370,776
Fidelity Financials Central Fund (b)	3,282,757	188,003,470
Fidelity Health Care Central Fund (b)	1,521,913	163,346,918
Fidelity Industrials Central Fund (b)	1,277,573	139,728,171
Fidelity Information Technology Central Fund (b)	1,798,600	247,091,599
Fidelity International Equity Central Fund (b)	6,339,345	421,503,064
Fidelity Materials Central Fund (b)	360,280	49,225,053
Fidelity Telecom Services Central Fund (b)	345,657	37,054,451
Fidelity Utilities Central Fund (b)	520,042	48,171,523
TOTAL EQUITY CENTRAL FUNDS (Cost $1,968,552,672)		1,820,406,712
Fixed-Income Central Funds - 25.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	317,044	29,564,344
Fidelity High Income Central Fund 1 (b)	1,036,719	94,797,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,361,931
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Tactical Income Central Fund (b)	5,430,103	516,402,765
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $650,929,371)		640,764,696
Money Market Central Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	27,120,872	$ 27,120,872
Fidelity Money Market Central Fund, 0.44% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $27,176,991)		27,176,991
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,646,659,034)	2,488,348,399
NET OTHER ASSETS - 0.0%	(458,401)
NET ASSETS - 100%	$ 2,487,889,998
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Commodity Strategy Central Fund	$ 18,170
Fidelity Cash Central Fund	14,135
Fidelity Consumer Discretionary Central Fund	501,210
Fidelity Consumer Staples Central Fund	652,678
Fidelity Emerging Markets Equity Central Fund	147,350
Fidelity Energy Central Fund	308,712
Fidelity Financials Central Fund	427,989
Fidelity Floating Rate Central Fund	282,688
Fidelity Health Care Central Fund	214,422
Fidelity High Income Central Fund 1	1,835,006
Fidelity Industrials Central Fund	512,342
Fidelity Information Technology Central Fund	198,704
Fidelity International Equity Central Fund	1,456,714
Fidelity Materials Central Fund	285,654
Fidelity Money Market Central Fund	5,525
Fidelity Securities Lending Cash Central Fund	2,749
Fidelity Tactical Income Central Fund	5,543,846
Fidelity Telecom Services Central Fund	226,622
Fidelity Utilities Central Fund	445,307
Total	$ 13,079,823
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,518,170	$ 126,202	$ 39,649,285	24.3%
Fidelity Consumer Discretionary Central Fund	146,263,309	1,356,294	25,869,443	129,320,928	29.0%
Fidelity Consumer Staples Central Fund	147,396,511	1,496,482	29,054,413	123,966,353	28.7%
Fidelity Emerging Markets Equity Central Fund	53,109,628	34,171,235	126,203	93,975,121	26.8%
Fidelity Energy Central Fund	162,752,963	1,277,715	30,253,652	139,370,776	28.4%
Fidelity Financials Central Fund	216,639,893	1,755,859	26,495,793	188,003,470	28.7%
Fidelity Floating Rate Central Fund	28,516,136	282,687	-	29,564,344	1.0%
Fidelity Health Care Central Fund	189,610,749	1,267,761	36,521,060	163,346,918	28.8%
Fidelity High Income Central Fund 1	89,525,548	2,245,781	-	94,797,587	17.6%
Fidelity Industrials Central Fund	169,985,596	1,424,276	40,550,682	139,728,171	28.8%
Fidelity Information Technology Central Fund	283,273,466	1,774,733	62,108,567	247,091,599	28.7%
Fidelity International Equity Central Fund	204,250,748	205,539,678	2,678,276	421,503,064	25.9%
Fidelity Materials Central Fund	64,035,028	606,071	18,584,351	49,225,053	29.1%
Fidelity Tactical Income Central Fund	543,780,680	8,438,470	38,673,121	516,402,765	11.5%
Fidelity Telecom Services Central Fund	48,675,698	461,649	14,432,594	37,054,451	29.1%
Fidelity Utilities Central Fund	50,755,053	762,289	5,514,680	48,171,523	28.9%
Total	$ 2,398,571,006	$ 300,379,150	$ 330,989,037	$ 2,461,171,408

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,646,659,034. Net unrealized depreciation aggregated $158,310,635, of which $125,473,612 related to appreciated investment securities and $283,784,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity Asset Manager® 70%

1.873071.101

AAM70-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,624,249	$ 39,649,285
Fidelity Consumer Discretionary Central Fund (b)	1,315,708	129,320,928
Fidelity Consumer Staples Central Fund (b)	1,048,430	123,966,353
Fidelity Emerging Markets Equity Central Fund (b)	508,166	93,975,121
Fidelity Energy Central Fund (b)	1,338,174	139,370,776
Fidelity Financials Central Fund (b)	3,282,757	188,003,470
Fidelity Health Care Central Fund (b)	1,521,913	163,346,918
Fidelity Industrials Central Fund (b)	1,277,573	139,728,171
Fidelity Information Technology Central Fund (b)	1,798,600	247,091,599
Fidelity International Equity Central Fund (b)	6,339,345	421,503,064
Fidelity Materials Central Fund (b)	360,280	49,225,053
Fidelity Telecom Services Central Fund (b)	345,657	37,054,451
Fidelity Utilities Central Fund (b)	520,042	48,171,523
TOTAL EQUITY CENTRAL FUNDS (Cost $1,968,552,672)		1,820,406,712
Fixed-Income Central Funds - 25.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	317,044	29,564,344
Fidelity High Income Central Fund 1 (b)	1,036,719	94,797,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,361,931
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Tactical Income Central Fund (b)	5,430,103	516,402,765
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $650,929,371)		640,764,696
Money Market Central Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a)	27,120,872	$ 27,120,872
Fidelity Money Market Central Fund, 0.44% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $27,176,991)		27,176,991
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,646,659,034)	2,488,348,399
NET OTHER ASSETS - 0.0%	(458,401)
NET ASSETS - 100%	$ 2,487,889,998
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Commodity Strategy Central Fund	$ 18,170
Fidelity Cash Central Fund	14,135
Fidelity Consumer Discretionary Central Fund	501,210
Fidelity Consumer Staples Central Fund	652,678
Fidelity Emerging Markets Equity Central Fund	147,350
Fidelity Energy Central Fund	308,712
Fidelity Financials Central Fund	427,989
Fidelity Floating Rate Central Fund	282,688
Fidelity Health Care Central Fund	214,422
Fidelity High Income Central Fund 1	1,835,006
Fidelity Industrials Central Fund	512,342
Fidelity Information Technology Central Fund	198,704
Fidelity International Equity Central Fund	1,456,714
Fidelity Materials Central Fund	285,654
Fidelity Money Market Central Fund	5,525
Fidelity Securities Lending Cash Central Fund	2,749
Fidelity Tactical Income Central Fund	5,543,846
Fidelity Telecom Services Central Fund	226,622
Fidelity Utilities Central Fund	445,307
Total	$ 13,079,823
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,518,170	$ 126,202	$ 39,649,285	24.3%
Fidelity Consumer Discretionary Central Fund	146,263,309	1,356,294	25,869,443	129,320,928	29.0%
Fidelity Consumer Staples Central Fund	147,396,511	1,496,482	29,054,413	123,966,353	28.7%
Fidelity Emerging Markets Equity Central Fund	53,109,628	34,171,235	126,203	93,975,121	26.8%
Fidelity Energy Central Fund	162,752,963	1,277,715	30,253,652	139,370,776	28.4%
Fidelity Financials Central Fund	216,639,893	1,755,859	26,495,793	188,003,470	28.7%
Fidelity Floating Rate Central Fund	28,516,136	282,687	-	29,564,344	1.0%
Fidelity Health Care Central Fund	189,610,749	1,267,761	36,521,060	163,346,918	28.8%
Fidelity High Income Central Fund 1	89,525,548	2,245,781	-	94,797,587	17.6%
Fidelity Industrials Central Fund	169,985,596	1,424,276	40,550,682	139,728,171	28.8%
Fidelity Information Technology Central Fund	283,273,466	1,774,733	62,108,567	247,091,599	28.7%
Fidelity International Equity Central Fund	204,250,748	205,539,678	2,678,276	421,503,064	25.9%
Fidelity Materials Central Fund	64,035,028	606,071	18,584,351	49,225,053	29.1%
Fidelity Tactical Income Central Fund	543,780,680	8,438,470	38,673,121	516,402,765	11.5%
Fidelity Telecom Services Central Fund	48,675,698	461,649	14,432,594	37,054,451	29.1%
Fidelity Utilities Central Fund	50,755,053	762,289	5,514,680	48,171,523	28.9%
Total	$ 2,398,571,006	$ 300,379,150	$ 330,989,037	$ 2,461,171,408

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,646,659,034. Net unrealized depreciation aggregated $158,310,635, of which $125,473,612 related to appreciated investment securities and $283,784,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2009

1.811344.105

AGG-QTLY-0201

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,074,483	$ 11,754,840
Fidelity Consumer Discretionary Central Fund (a)	387,179	38,055,864
Fidelity Consumer Staples Central Fund (a)	311,349	36,813,890
Fidelity Emerging Markets Equity Central Fund (a)	150,322	27,799,105
Fidelity Energy Central Fund (a)	435,642	45,372,089
Fidelity Financials Central Fund (a)	1,005,238	57,569,982
Fidelity Health Care Central Fund (a)	438,582	47,072,993
Fidelity Industrials Central Fund (a)	372,291	40,717,427
Fidelity Information Technology Central Fund (a)	534,998	73,498,082
Fidelity International Equity Central Fund (a)	1,882,782	125,186,143
Fidelity Materials Central Fund (a)	105,342	14,392,908
Fidelity Telecom Services Central Fund (a)	100,531	10,776,973
Fidelity Utilities Central Fund (a)	154,489	14,310,275
TOTAL EQUITY CENTRAL FUNDS (Cost $574,397,777)		543,320,571
Fixed-Income Central Funds - 12.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity High Income Central Fund 1 (a)	341,220	31,201,153
Investment Grade Fixed-Income Funds - 7.4%
Fidelity Tactical Income Central Fund (a)	487,177	46,330,580
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,432,552)		77,531,733
Money Market Central Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $6,445,205)	6,445,205	$ 6,445,205
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $654,275,534)	627,297,509
NET OTHER ASSETS - 0.0%	89,925
NET ASSETS - 100%	$ 627,387,434
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,865
Fidelity Commodity Strategy Central Fund	4,316
Fidelity Consumer Discretionary Central Fund	146,003
Fidelity Consumer Staples Central Fund	187,821
Fidelity Emerging Markets Equity Central Fund	42,599
Fidelity Energy Central Fund	97,061
Fidelity Financials Central Fund	128,839
Fidelity Health Care Central Fund	61,071
Fidelity High Income Central Fund 1	602,004
Fidelity Industrials Central Fund	148,140
Fidelity Information Technology Central Fund	58,311
Fidelity International Equity Central Fund	415,007
Fidelity Materials Central Fund	82,636
Fidelity Tactical Income Central Fund	479,734
Fidelity Telecom Services Central Fund	65,017
Fidelity Utilities Central Fund	131,177
Total	$ 2,653,601
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,193,977	$ -	$ 11,754,840	7.2%
Fidelity Consumer Discretionary Central Fund	39,979,382	1,148,330	5,286,249	38,055,864	8.5%
Fidelity Consumer Staples Central Fund	39,673,811	1,494,481	5,528,152	36,813,890	8.5%
Fidelity Emerging Markets Equity Central Fund	17,999,653	7,737,668	613	27,799,105	7.9%
Fidelity Energy Central Fund	44,764,935	5,788,059	7,045,195	45,372,089	9.3%
Fidelity Financials Central Fund	63,321,485	3,984,350	8,553,033	57,569,982	8.8%
Fidelity Health Care Central Fund	52,034,339	1,090,335	8,636,089	47,072,993	8.3%
Fidelity High Income Central Fund 1	29,367,333	1,347,136	505,693	31,201,153	5.8%
Fidelity Industrials Central Fund	43,618,614	763,248	6,334,101	40,717,427	8.4%
Fidelity Information Technology Central Fund	74,871,388	2,424,639	11,062,757	73,498,082	8.5%
Fidelity International Equity Central Fund	68,228,457	57,182,993	3,973,783	125,186,143	7.7%
Fidelity Materials Central Fund	16,138,993	290,630	3,027,768	14,392,908	8.5%
Fidelity Tactical Income Central Fund	46,186,877	2,309,527	2,401,363	46,330,580	1.0%
Fidelity Telecom Services Central Fund	12,273,530	221,344	2,430,549	10,776,973	8.5%
Fidelity Utilities Central Fund	14,732,202	658,113	1,711,769	14,310,275	8.6%
Total	$ 563,190,999	$ 97,634,830	$ 66,497,114	$ 620,852,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $654,275,534. Net unrealized depreciation aggregated $26,978,025, of which $42,486,573 related to appreciated investment securities and $69,464,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.104

AAM85-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,074,483	$ 11,754,840
Fidelity Consumer Discretionary Central Fund (a)	387,179	38,055,864
Fidelity Consumer Staples Central Fund (a)	311,349	36,813,890
Fidelity Emerging Markets Equity Central Fund (a)	150,322	27,799,105
Fidelity Energy Central Fund (a)	435,642	45,372,089
Fidelity Financials Central Fund (a)	1,005,238	57,569,982
Fidelity Health Care Central Fund (a)	438,582	47,072,993
Fidelity Industrials Central Fund (a)	372,291	40,717,427
Fidelity Information Technology Central Fund (a)	534,998	73,498,082
Fidelity International Equity Central Fund (a)	1,882,782	125,186,143
Fidelity Materials Central Fund (a)	105,342	14,392,908
Fidelity Telecom Services Central Fund (a)	100,531	10,776,973
Fidelity Utilities Central Fund (a)	154,489	14,310,275
TOTAL EQUITY CENTRAL FUNDS (Cost $574,397,777)		543,320,571
Fixed-Income Central Funds - 12.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity High Income Central Fund 1 (a)	341,220	31,201,153
Investment Grade Fixed-Income Funds - 7.4%
Fidelity Tactical Income Central Fund (a)	487,177	46,330,580
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,432,552)		77,531,733
Money Market Central Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $6,445,205)	6,445,205	$ 6,445,205
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $654,275,534)	627,297,509
NET OTHER ASSETS - 0.0%	89,925
NET ASSETS - 100%	$ 627,387,434
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,865
Fidelity Commodity Strategy Central Fund	4,316
Fidelity Consumer Discretionary Central Fund	146,003
Fidelity Consumer Staples Central Fund	187,821
Fidelity Emerging Markets Equity Central Fund	42,599
Fidelity Energy Central Fund	97,061
Fidelity Financials Central Fund	128,839
Fidelity Health Care Central Fund	61,071
Fidelity High Income Central Fund 1	602,004
Fidelity Industrials Central Fund	148,140
Fidelity Information Technology Central Fund	58,311
Fidelity International Equity Central Fund	415,007
Fidelity Materials Central Fund	82,636
Fidelity Tactical Income Central Fund	479,734
Fidelity Telecom Services Central Fund	65,017
Fidelity Utilities Central Fund	131,177
Total	$ 2,653,601
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,193,977	$ -	$ 11,754,840	7.2%
Fidelity Consumer Discretionary Central Fund	39,979,382	1,148,330	5,286,249	38,055,864	8.5%
Fidelity Consumer Staples Central Fund	39,673,811	1,494,481	5,528,152	36,813,890	8.5%
Fidelity Emerging Markets Equity Central Fund	17,999,653	7,737,668	613	27,799,105	7.9%
Fidelity Energy Central Fund	44,764,935	5,788,059	7,045,195	45,372,089	9.3%
Fidelity Financials Central Fund	63,321,485	3,984,350	8,553,033	57,569,982	8.8%
Fidelity Health Care Central Fund	52,034,339	1,090,335	8,636,089	47,072,993	8.3%
Fidelity High Income Central Fund 1	29,367,333	1,347,136	505,693	31,201,153	5.8%
Fidelity Industrials Central Fund	43,618,614	763,248	6,334,101	40,717,427	8.4%
Fidelity Information Technology Central Fund	74,871,388	2,424,639	11,062,757	73,498,082	8.5%
Fidelity International Equity Central Fund	68,228,457	57,182,993	3,973,783	125,186,143	7.7%
Fidelity Materials Central Fund	16,138,993	290,630	3,027,768	14,392,908	8.5%
Fidelity Tactical Income Central Fund	46,186,877	2,309,527	2,401,363	46,330,580	1.0%
Fidelity Telecom Services Central Fund	12,273,530	221,344	2,430,549	10,776,973	8.5%
Fidelity Utilities Central Fund	14,732,202	658,113	1,711,769	14,310,275	8.6%
Total	$ 563,190,999	$ 97,634,830	$ 66,497,114	$ 620,852,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $654,275,534. Net unrealized depreciation aggregated $26,978,025, of which $42,486,573 related to appreciated investment securities and $69,464,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Broad Market
Opportunities Fund

December 31, 2009

1.861615.102

BMO-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,372	$ 331,419
Fidelity Consumer Staples Central Fund (a)	2,731	322,875
Fidelity Energy Central Fund (a)	3,640	379,060
Fidelity Financials Central Fund (a)	9,306	532,978
Fidelity Health Care Central Fund (a)	3,859	414,217
Fidelity Industrials Central Fund (a)	3,268	357,375
Fidelity Information Technology Central Fund (a)	4,443	610,371
Fidelity Materials Central Fund (a)	930	127,050
Fidelity Telecom Services Central Fund (a)	821	88,054
Fidelity Utilities Central Fund (a)	1,304	120,807
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,701,588)		3,284,206
NET OTHER ASSETS - (0.3)%		(11,213)
NET ASSETS - 100%		$ 3,272,993
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 1,285
Fidelity Consumer Staples Central Fund	1,628
Fidelity Energy Central Fund	855
Fidelity Financials Central Fund	1,187
Fidelity Health Care Central Fund	545
Fidelity Industrials Central Fund	1,308
Fidelity Information Technology Central Fund	505
Fidelity Materials Central Fund	730
Fidelity Telecom Services Central Fund	556
Fidelity Utilities Central Fund	1,130
Total	$ 9,729
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 302,539	$ 34,196	$ 26,128	$ 331,419	0.1%
Fidelity Consumer Staples Central Fund	348,319	33,782	71,556	322,875	0.1%
Fidelity Energy Central Fund	353,430	67,705	63,140	379,060	0.1%
Fidelity Financials Central Fund	442,631	126,374	26,347	532,978	0.1%
Fidelity Health Care Central Fund	441,806	27,370	80,497	414,217	0.1%
Fidelity Industrials Central Fund	320,505	46,586	34,854	357,375	0.1%
Fidelity Information Technology Central Fund	580,895	30,794	68,709	610,371	0.1%
Fidelity Materials Central Fund	110,386	18,036	11,208	127,050	0.1%
Fidelity Telecom Services Central Fund	98,099	2,125	18,837	88,054	0.1%
Fidelity Utilities Central Fund	130,473	3,909	19,678	120,807	0.1%
Total	$ 3,129,083	$ 390,877	$ 420,954	$ 3,284,206
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $3,907,805. Net unrealized depreciation aggregated $623,599, of which $17,786 related to appreciated investment securities and $641,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010